Share capital (Tables)	12 Months Ended
Feb. 28, 2021
Disclosure of classes of share capital [text block] [Abstract]
Schedule of Share capital
	2021	2020
	Figures in Rand thousands
Issued and fully paid
20,332,894 (2020:1,000) ordinary shares of no par value	2,739,629	10